Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Jun. 30, 2018	Dec. 31, 2017
Ordinary shares, Par or Stated Value Per Share	₪ 0.01	₪ 0.01
Ordinary shares, Shares Authorized	50,000,000	50,000,000
Ordinary shares, Shares, Issued	20,912,754	14,435,161
Ordinary shares, Shares, Outstanding	20,912,754	14,435,161